Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(€ thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2019
Allowance for doubtful accounts	€250	€754	€(930)	€74
2020
Allowance for expected credit losses	74	656	(382)	348
2021
Allowance for expected credit losses	348	330	(20)	658